UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2016 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 85.8%
Consumer Discretionary 24.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		140,000	144,900
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		465,000	471,394
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	944,350
4.125%, 3/30/2020		1,810,000	1,868,825
4.25%, 4/15/2021		575,000	592,250
5.75%, 11/20/2025		710,000	755,262
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	252,600
144A, 7.5%, 5/15/2026		755,000	794,637
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	358,869
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		755,000	796,525
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	303,850
AMC Networks, Inc., 5.0%, 4/1/2024		1,000,000	1,025,000
AmeriGas Finance LLC, 7.0%, 5/20/2022		485,000	516,525
APX Group, Inc., 6.375%, 12/1/2019		295,000	302,741
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,050,000	1,092,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		255,000	269,025
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		480,000	458,400
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		770,000	797,912
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		200,000	215,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	597,400
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	178,200
CalAtlantic Group, Inc., 5.25%, 6/1/2026		859,000	871,885
Caleres, Inc., 6.25%, 8/15/2023		140,000	145,600
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	468,225
144A, 5.5%, 5/1/2026		1,850,000	1,958,687
144A, 5.875%, 4/1/2024		385,000	414,838
144A, 5.875%, 5/1/2027		550,000	588,500
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	824,169
144A, 6.375%, 9/15/2020		810,000	837,337
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		187,000	194,480
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		85,000	81,600
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		35,000	36,313
CSC Holdings LLC:
5.25%, 6/1/2024		305,000	296,802
144A, 6.625%, 10/15/2025		200,000	217,250
144A, 10.125%, 1/15/2023		600,000	685,125
144A, 10.875%, 10/15/2025		630,000	738,675
Dana, Inc.:
5.375%, 9/15/2021		2,000,000	2,080,000
5.5%, 12/15/2024		195,000	199,875
DISH DBS Corp., 6.75%, 6/1/2021		110,000	118,181
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,110,000	1,155,787
5.75%, 3/1/2023		350,000	376,688
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	410,000
5.25%, 4/15/2023		600,000	618,900
Global Partners LP, 7.0%, 6/15/2023		270,000	245,700
GLP Capital LP:
4.375%, 4/15/2021		155,000	163,568
5.375%, 4/15/2026		500,000	546,250
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		925,000	968,355
5.125%, 11/15/2023		210,000	219,450
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		545,000	547,725
144A, 5.25%, 12/15/2023		755,000	764,437
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		390,000	408,038
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	309,030
144A, 5.75%, 4/15/2024		185,000	197,025
7.5%, 7/15/2020		105,000	109,331
Hilton Escrow Issuer LLC, 144A, 4.25%, 9/1/2024		165,000	168,197
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		110,000	116,325
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,060,000	1,086,500
Lennar Corp., 4.75%, 11/15/2022		500,000	526,250
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		470,000	488,213
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		170,000	161,500
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	646,600
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		305,000	308,321
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	159,242
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		700,000	712,250
5.5%, 5/15/2026		330,000	330,205
PulteGroup, Inc., 4.25%, 3/1/2021		1,065,000	1,118,910
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	310,119
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	82,400
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		70,000	71,925
144A, 5.375%, 4/15/2023		25,000	25,844
Sally Holdings LLC, 5.625%, 12/1/2025		535,000	579,405
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		400,000	416,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	181,350
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		165,000	172,013
SFR Group SA:
144A, 6.0%, 5/15/2022		1,070,000	1,093,540
144A, 7.375%, 5/1/2026		1,155,000	1,192,537
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		530,000	545,237
144A, 5.875%, 10/1/2020		310,000	320,075
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	432,119
Starz LLC, 5.0%, 9/15/2019		230,000	233,450
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	151,500
Tenneco, Inc., 5.0%, 7/15/2026		360,000	370,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	361,819
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		185,000	190,088
4.875%, 7/1/2021		2,215,000	2,281,450
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,389,300
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,104,562
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		396,000	415,800
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	217,250
144A, 8.5%, 10/15/2022		295,000	259,600
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		390,000	398,775
144A, 5.5%, 8/15/2026		350,000	365,750
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		160,000	164,400
			49,683,112
Consumer Staples 3.0%
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		1,105,000	1,110,635
5.125%, 1/15/2024		220,000	228,113
Cott Beverages, Inc.:
5.375%, 7/1/2022		515,000	531,737
6.75%, 1/1/2020		195,000	204,263
FAGE International SA:
144A, 5.625%, 8/15/2026		235,000	242,931
144A, 9.875%, 2/1/2020		500,000	516,450
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		360,000	381,060
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		220,000	223,300
144A, 7.25%, 6/1/2021		775,000	802,125
144A, 8.25%, 2/1/2020		240,000	249,600
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		315,000	326,813
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		205,000	211,663
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		65,000	70,038
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		445,000	443,887
144A, 6.75%, 12/1/2021		155,000	166,431
Smithfield Foods, Inc., 6.625%, 8/15/2022		15,000	15,900
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	462,275
			6,187,221
Energy 6.9%
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	360,437
5.375%, 11/1/2021		320,000	320,400
5.625%, 6/1/2023		210,000	210,525
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	226,188
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	271,562
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		510,000	545,700
Continental Resources, Inc.:
4.5%, 4/15/2023		200,000	188,500
5.0%, 9/15/2022		1,280,000	1,238,400
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		145,000	141,375
DCP Midstream Operating LP, 2.7%, 4/1/2019		700,000	678,125
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	537,500
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		500,000	501,250
Gulfport Energy Corp., 6.625%, 5/1/2023		110,000	113,025
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	377,300
Holly Energy Partners LP:
144A, 6.0%, 8/1/2024		265,000	270,300
6.5%, 3/1/2020		165,000	169,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	191,350
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	295,275
Memorial Resource Development Corp., 5.875%, 7/1/2022		245,000	247,450
Murphy Oil Corp., 6.875%, 8/15/2024		235,000	245,751
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	155,775
5.75%, 1/30/2022		305,000	316,437
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		110,000	102,300
6.875%, 1/15/2023		65,000	59,963
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	446,402
Range Resources Corp., 4.875%, 5/15/2025		440,000	424,600
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,072,350	1,152,937
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,250,000	1,317,019
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	52,250
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,029,000
144A, 5.875%, 6/30/2026		560,000	599,200
Sunoco LP:
144A, 5.5%, 8/1/2020		170,000	172,567
144A, 6.375%, 4/1/2023		155,000	159,650
Tesoro Logistics LP:
6.125%, 10/15/2021		120,000	125,700
6.375%, 5/1/2024		270,000	288,225
Whiting Petroleum Corp., 6.25%, 4/1/2023		235,000	205,625
WPX Energy, Inc., 7.5%, 8/1/2020		545,000	559,647
			14,297,660
Financials 5.8%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022		790,000	819,625
4.625%, 10/30/2020		2,375,000	2,517,203
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	378,325
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,507,730
5.0%, 8/15/2022		700,000	742,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		520,000	525,200
5.25%, 5/30/2025		165,000	163,763
Commonwealth Bank of Australia, 144A, 4.5%, 12/9/2025		2,105,000	2,254,914
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	542,500
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		585,000	612,787
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	212,761
5.375%, 11/15/2022		180,000	193,275
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		140,000	150,850
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	501,900
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	422,213
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		360,000	367,740
			11,912,786
Health Care 5.9%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	224,950
Community Health Systems, Inc.:
5.125%, 8/1/2021		75,000	73,969
7.125%, 7/15/2020		1,090,000	974,874
Concordia International Corp., 144A, 7.0%, 4/15/2023		110,000	85,250
Endo Finance LLC:
144A, 5.375%, 1/15/2023		285,000	257,925
144A, 5.75%, 1/15/2022		305,000	284,222
Endo Ltd.:
144A, 6.0%, 7/15/2023		240,000	217,800
144A, 6.5%, 2/1/2025		150,000	133,125
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	185,087
HCA, Inc.:
4.5%, 2/15/2027		305,000	307,669
4.75%, 5/1/2023		1,000,000	1,046,250
5.25%, 6/15/2026		610,000	651,937
6.5%, 2/15/2020		1,700,000	1,878,500
7.5%, 2/15/2022		620,000	706,800
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	117,012
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	371,844
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		435,000	446,419
5.5%, 12/1/2021		385,000	402,325
5.875%, 12/1/2023		310,000	326,275
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		90,000	92,025
144A, 5.625%, 10/15/2023		165,000	165,619
Tenet Healthcare Corp., 4.153% **, 6/15/2020		205,000	205,256
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	367,575
144A, 5.875%, 5/15/2023		360,000	316,800
144A, 6.125%, 4/15/2025		1,100,000	966,625
144A, 7.5%, 7/15/2021		1,455,000	1,429,989
			12,236,122
Industrials 9.0%
ADT Corp.:
3.5%, 7/15/2022		190,000	181,925
5.25%, 3/15/2020		320,000	345,600
6.25%, 10/15/2021		580,000	635,100
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	4,228,200
Allegion PLC, 5.875%, 9/15/2023		110,000	118,800
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		390,000	335,400
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	526,462
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	453,600
144A, 6.0%, 10/15/2022		355,000	335,475
Casella Waste Systems, Inc., 7.75%, 2/15/2019		521,000	532,722
CNH Industrial Capital LLC, 3.875%, 7/16/2018		400,000	410,600
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	296,475
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	208,950
DR Horton, Inc., 4.0%, 2/15/2020		100,000	104,750
EnerSys, 144A, 5.0%, 4/30/2023		55,000	54,863
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	309,000
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	310,488
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	365,000
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		415,000	436,787
144A, 5.0%, 11/15/2025		213,000	228,709
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024		155,000	175,150
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	243,800
Meritor, Inc.:
6.25%, 2/15/2024		285,000	266,589
6.75%, 6/15/2021		400,000	400,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	180,250
Nortek, Inc., 8.5%, 4/15/2021		315,000	329,963
Novelis Corp., 144A, 6.25%, 8/15/2024		300,000	312,750
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		280,000	266,000
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	227,831
5.375%, 3/1/2025		803,000	843,150
Ply Gem Industries, Inc., 6.5%, 2/1/2022		525,000	539,062
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		40,000	43,550
SBA Communications Corp., 5.625%, 10/1/2019		285,000	293,550
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	411,712
Summit Materials LLC:
6.125%, 7/15/2023		355,000	360,325
144A, 8.5%, 4/15/2022		155,000	169,338
Titan International, Inc., 6.875%, 10/1/2020		335,000	315,738
TransDigm, Inc., 144A, 6.375%, 6/15/2026		315,000	321,300
Triumph Group, Inc., 5.25%, 6/1/2022		175,000	167,563
United Rentals North America, Inc.:
6.125%, 6/15/2023		35,000	36,794
7.625%, 4/15/2022		455,000	485,144
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		300,000	306,750
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		439,000	466,163
144A, 4.5%, 4/29/2022		610,000	645,075
144A, 4.75%, 4/29/2025		470,000	498,787
			18,725,240
Information Technology 4.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	144,550
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	177,625
CDW LLC:
5.5%, 12/1/2024		355,000	380,453
6.0%, 8/15/2022		160,000	171,800
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		735,000	768,543
144A, 5.875%, 6/15/2021		235,000	248,475
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	360,956
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,196,975
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	223,600
First Data Corp., 144A, 7.0%, 12/1/2023		355,000	371,862
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	400,520
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	429,000
Match Group, Inc., 6.375%, 6/1/2024		180,000	195,975
Micron Technology, Inc., 144A, 7.5%, 9/15/2023		600,000	661,500
MSCI, Inc., 144A, 4.75%, 8/1/2026		395,000	405,369
NCR Corp.:
5.875%, 12/15/2021		75,000	78,563
6.375%, 12/15/2023		190,000	200,925
NXP BV:
144A, 4.125%, 6/1/2021		990,000	1,035,540
144A, 4.625%, 6/1/2023		300,000	316,500
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	166,238
Western Digital Corp.:
144A, 7.375%, 4/1/2023		155,000	168,175
144A, 10.5%, 4/1/2024		275,000	310,750
			8,413,894
Materials 13.3%
AK Steel Corp., 7.5%, 7/15/2023		300,000	325,500
Ardagh Packaging Finance PLC:
144A, 3.653% **, 12/15/2019		490,000	494,900
144A, 4.625%, 5/15/2023		245,000	249,288
144A, 6.75%, 1/31/2021		340,000	352,325
144A, 7.25%, 5/15/2024		435,000	462,731
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	156,375
Ball Corp.:
4.375%, 12/15/2020		155,000	166,819
5.25%, 7/1/2025		275,000	297,688
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	624,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	185,925
Celanese U.S. Holdings LLC, 4.625%, 11/15/2022		1,500,000	1,635,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,391,000
Chemours Co.:
6.625%, 5/15/2023		205,000	196,800
7.0%, 5/15/2025		95,000	90,903
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		215,000	217,150
Constellium NV, 144A, 7.875%, 4/1/2021		950,000	1,028,375
Eagle Materials, Inc., 4.5%, 8/1/2026		300,000	305,285
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		200,000	176,000
144A, 7.0%, 2/15/2021		630,000	546,525
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		800,000	786,000
2.375%, 3/15/2018		1,990,000	1,957,662
Graphic Packaging International, Inc., 4.125%, 8/15/2024		790,000	797,900
Greif, Inc., 7.75%, 8/1/2019		870,000	982,012
Hexion, Inc., 6.625%, 4/15/2020		190,000	164,707
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024		295,000	312,700
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,906,450
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	400,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	405,600
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022		235,000	222,663
144A, 10.375%, 5/1/2021		200,000	210,000
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	648,437
5.75%, 10/15/2020		3,720,000	3,836,250
6.875%, 2/15/2021		760,000	788,500
144A, 7.0%, 7/15/2024		75,000	80,344
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	126,000
144A, 5.125%, 12/1/2024		60,000	64,200
Teck Resources Ltd.:
4.5%, 1/15/2021		1,000,000	952,500
144A, 8.0%, 6/1/2021		520,000	561,275
144A, 8.5%, 6/1/2024		115,000	129,375
Tronox Finance LLC:
6.375%, 8/15/2020		275,000	248,875
144A, 7.5%, 3/15/2022		250,000	224,375
United States Steel Corp., 144A, 8.375%, 7/1/2021		805,000	875,437
Valvoline, Inc., 144A, 5.5%, 7/15/2024		150,000	157,425
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,520,006
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	111,825
144A, 5.625%, 10/1/2024		55,000	59,400
			27,432,507
Real Estate 2.2%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		395,000	419,687
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	256,349
(REIT), 5.375%, 4/1/2023		995,000	1,052,212
(REIT), 5.75%, 1/1/2025		180,000	192,600
(REIT), 5.875%, 1/15/2026		180,000	196,087
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		220,000	227,150
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 4.5%, 9/1/2026		150,000	149,906
144A, (REIT), 5.625%, 5/1/2024		380,000	412,300
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		70,000	74,375
(REIT), 6.375%, 2/15/2022		415,000	435,231
(REIT), 6.375%, 3/1/2024		390,000	428,025
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		455,000	475,475
(REIT), 4.875%, 6/1/2026		165,000	177,788
			4,497,185
Telecommunication Services 9.3%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,538,790
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	154,425
Series T, 5.8%, 3/15/2022		550,000	569,030
Series S, 6.45%, 6/15/2021		600,000	644,625
Series W, 6.75%, 12/1/2023		705,000	742,012
Series Y, 7.5%, 4/1/2024		590,000	639,781
CommScope, Inc.:
144A, 4.375%, 6/15/2020		135,000	139,725
144A, 5.0%, 6/15/2021		350,000	363,125
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	355,875
144A, 7.0%, 2/15/2020		200,000	194,000
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	156,051
7.125%, 1/15/2023		870,000	819,975
8.5%, 4/15/2020		130,000	140,238
10.5%, 9/15/2022		730,000	794,331
11.0%, 9/15/2025		200,000	216,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	357,613
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		725,000	727,719
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		270,000	279,788
5.375%, 8/15/2022		750,000	783,862
5.375%, 1/15/2024		210,000	220,238
5.375%, 5/1/2025		225,000	236,250
6.125%, 1/15/2021		230,000	238,625
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	511,875
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	343,200
7.0%, 8/15/2020		2,000,000	1,970,000
Sprint Corp., 7.125%, 6/15/2024		1,325,000	1,235,562
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		1,075,000	1,144,875
6.125%, 1/15/2022		155,000	163,525
6.375%, 3/1/2025		542,000	582,650
6.5%, 1/15/2026		20,000	21,888
6.625%, 11/15/2020		600,000	619,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	303,595
Windstream Services LLC:
7.75%, 10/15/2020		290,000	295,800
7.75%, 10/1/2021		500,000	498,750
Zayo Group LLC:
6.0%, 4/1/2023		590,000	613,600
6.375%, 5/15/2025		500,000	527,605
			19,144,503
Utilities 2.2%
Calpine Corp.:
5.375%, 1/15/2023		290,000	290,180
5.75%, 1/15/2025		290,000	288,912
Dynegy, Inc.:
7.375%, 11/1/2022		275,000	271,562
7.625%, 11/1/2024		485,000	475,300
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	229,688
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,021,250
6.25%, 5/1/2024		1,050,000	1,042,125
144A, 6.625%, 1/15/2027		165,000	165,309
144A, 7.25%, 5/15/2026		570,000	591,945
7.875%, 5/15/2021		76,000	79,230
NRG Yield Operating LLC, 144A, 5.0%, 9/15/2026		70,000	69,825
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		125,000	117,500
			4,642,826
Total Corporate Bonds (Cost $171,426,966)			177,173,056
Asset-Backed 3.6%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 4.183% **, 7/18/2027		1,125,000	1,070,047
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.434% **, 7/20/2027		2,000,000	1,958,786
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 4.034% **, 7/20/2026		1,500,000	1,421,450
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.378% **, 10/15/2023		1,500,000	1,476,217
Neuberger Berman CLO XVIII Ltd., "C", Series 2014-18A, 144A, 4.376% **, 11/14/2025		1,500,000	1,457,573
Total Asset-Backed (Cost $7,449,233)			7,384,073
Collateralized Mortgage Obligation 0.4%
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040 (Cost $865,759)		827,342	867,926
Government & Agency Obligations 7.0%
Other Government Related (b) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,033,107
Sovereign Bonds 6.5%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	346,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,193,750
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	745,248
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	290
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	537,735
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	442,000
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	211,956
Republic of Panama:
3.75%, 3/16/2025		1,030,000	1,114,975
9.375%, 1/16/2023		2,610,000	3,497,400
Republic of Paraguay, 144A, 6.1%, 8/11/2044		200,000	230,000
Republic of Slovenia, 144A, 5.5%, 10/26/2022		2,200,000	2,542,021
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,012,501
Republic of Uruguay, 5.1%, 6/18/2050		120,000	126,600
United Mexican States:
3.6%, 1/30/2025		375,000	397,500
4.6%, 1/23/2046		800,000	865,000
ZAR Sovereign Capital Fund Propriety Ltd., 144A, 3.903%, 6/24/2020		185,000	189,200
			13,452,676
Total Government & Agency Obligations (Cost $13,727,169)			14,485,783
Loan Participations and Assignments 39.8%
Senior Loans **
Consumer Discretionary 10.5%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021		1,544,145	1,552,468
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		1,490,901	1,499,906
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,508,271	3,519,252
Avis Budget Car Rental LLC, Term Loan, 3.25%, 3/15/2022		1,322,412	1,329,579
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,760,000	1,766,380
Hilton Worldwide Finance LLC:
Term Loan B2, 3.283%, 10/26/2023		2,914,900	2,933,482
Term Loan B1, 3.5%, 10/26/2020		284,426	285,760
Quebecor Media, Inc., Term Loan B1, 3.317%, 8/17/2020		3,209,121	3,200,440
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,043,650	3,055,825
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		2,500,000	2,510,163
			21,653,255
Consumer Staples 2.7%
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023		1,859,796	1,872,973
Pinnacle Foods Finance LLC:
Term Loan H, 3.25%, 4/29/2020		2,521,658	2,531,984
Term Loan G, 3.252%, 4/29/2020		1,136,077	1,141,048
			5,546,005
Energy 0.6%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		1,273,376	1,176,676
Financials 0.8%
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,582,733
Health Care 4.8%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		788,900	790,655
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		278,832	268,829
Term Loan H, 4.0%, 1/27/2021		513,044	493,712
Convatec, Inc., Term Loan, 4.25%, 6/15/2020		2,460,740	2,473,659
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		3,923,920	3,956,783
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.0%, 2/13/2019		1,055,622	1,055,949
Term Loan B, 5.25%, 12/11/2019		984,897	987,768
			10,027,355
Industrials 7.6%
BE Aerospace, Inc., Term Loan B, 3.753%, 12/16/2021		3,344,364	3,382,005
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		2,953,249	2,962,478
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		3,000,000	3,014,310
Sabre, Inc., Term Loan B, 4.0%, 2/19/2019		1,646,282	1,654,719
TransDigm, Inc., Term Loan F, 3.75%, 6/9/2023		1,778,532	1,776,309
Waste Industries U.S.A., Inc., Term Loan, 3.5%, 2/27/2020		2,977,387	2,989,952
			15,779,773
Information Technology 1.4%
First Data Corp., Term Loan, 4.522%, 3/24/2021		2,859,345	2,877,402
Materials 5.3%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,709,700	2,587,764
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,600,515	1,610,518
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,909,774	2,909,323
Term Loan G, 3.5%, 1/6/2021		1,098,075	1,097,822
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		800,250	801,379
Term Loan B2, 5.5%, 6/7/2020		1,259,023	1,260,206
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		582,079	586,444
			10,853,456
Telecommunication Services 1.1%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		53,213	53,728
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		620,000	623,875
Term Loan B, 4.0%, 1/15/2020		1,670,000	1,681,273
			2,358,876
Utilities 5.0%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		6,281,550	6,295,526
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		3,955,983	3,956,280
			10,251,806
Total Loan Participations and Assignments (Cost $82,056,108)			82,107,337
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $450,015)		453,346	467,808
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $472,210)		675,000	595,687
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (c)		7	29,017
Industrials 0.0%
Congoleum Corp.*		7,900	0
Quad Graphics, Inc.		121	3,278
			3,278
Materials 0.0%
GEO Specialty Chemicals, Inc.*		46,639	18,473
GEO Specialty Chemicals, Inc. 144A*		649	257
			18,730
Total Common Stocks (Cost $114,610)			51,025
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)		400	2,658
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $4,501,338)		4,501,338	4,501,338
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $281,151,284) †		139.3	287,636,691
Other Assets and Liabilities, Net		1.4	2,814,224
Notes Payable		(40.7)	(84,000,000)
Net Assets		100.0	206,450,915

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
†	The cost for federal income tax purposes was $281,993,072. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $5,643,619. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,195,124 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,551,505.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	29,017	.01

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
JSC: Joint State Company
MSCI: Morgan Stanley Capital International
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$177,173,056	$—	$177,173,056
Asset-Backed	—	7,384,073	—	7,384,073
Collateralized Mortgage Obligation	—	867,926	—	867,926
Government & Agency Obligations	—	14,485,783	—	14,485,783
Loan Participations and Assignments	—	82,107,337	—	82,107,337
Convertible Bond	—	—	467,808	467,808
Preferred Security	—	595,687	—	595,687
Common Stocks (e)	3,278	—	47,747	51,025
Warrant	—	—	2,658	2,658
Short-Term Investments	4,501,338	—	—	4,501,338
Total	$4,504,616	$282,613,862	$518,213	$287,636,691

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016